Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
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Deferred Tax Assets and Liabilities

21	DEFERRED TAX ASSETS AND LIABILITIES
The analysis of net deferred tax assets and liabilities taking into consideration the offsetting of balances related to the same tax authority are as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Net deferred tax assets after offsetting:
- Deferred tax assets to be recovered after 12 months	5,870	3,647
- Deferred tax assets to be recovered within 12 months	37,346	35,351

	43,216	38,998

Net deferred tax liabilities after offsetting:
- Deferred tax liabilities to be settled after 12 months	(2,016)	(1,420)
- Deferred tax liabilities to be settled within 12 months	(353)	(248)

	(2,369)	(1,668)

The components of deferred tax assets and liabilities recognized and the movements during the year ended December 31, 2021 are as follows:

	As of January 1, 2021	Credited/ (charged) to profit or loss	Charged to other comprehensive income	Exchange differences	As of December 31, 2021
	Million	Million	Million	Million	Million
Deferred tax assets before offsetting:
Write-down of obsolete inventories	43	42	—	—	85
Depreciation, write-off and impairment of property, plant and equipment	6,615	1,611	—	—	8,226
Accrued expenses	18,744	1,866	—	—	20,610
Unredeemed Reward Program	8,676	1,139	—	—	9,815
Expected credit impairment losses	2,302	80	—	—	2,382
Recognition of right-of-use assets and lease liabilities	746	(93)	—	—	653
Others	4,457	333	—	(4)	4,786

	41,583	4,978	—	(4)	46,557
Deferred tax liabilities before offsetting:
Change in value of financial assets measured at FVPL	(302)	(862)	—	—	(1,164)
Accelerated depreciation of property, plant and equipment	(3,595)	(470)	—	18	(4,047)
Others	(356)	(136)	(8)	1	(499)

	(4,253)	(1,468)	(8)	19	(5,710)

Total	37,330	3,510	(8)	15	40,847

The components of deferred tax assets and liabilities recognized and the movements during the year ended December 31, 2020 are as follows:

	As of January 1, 2020	Credited/ (charged) to profit or loss	Credited to other comprehensive income	Exchange differences	As of December 31, 2020
	Million	Million	Million	Million	Million
Deferred tax assets before offsetting:
Write-down of obsolete inventories	13	30	—	—	43
Depreciation, write-off and impairment of property, plant and equipment	6,928	(313)	—	—	6,615
Accrued expenses	15,068	3,676	—	—	18,744
Unredeemed Reward Program	5,753	2,923	—	—	8,676
Expected credit impairment losses	1,803	499	—	—	2,302
Recognition of right-of-use assets and lease liabilities	830	(84)	—	—	746
Others	4,844	(386)	—	(1)	4,457

	35,239	6,345	—	(1)	41,583

Deferred tax liabilities before offsetting:
Change in value of financial assets measured at FVPL	(399)	97	—	—	(302)
Accelerated depreciation of property, plant and equipment	(3,088)	(546)	—	39	(3,595)
Others	(512)	155	1	—	(356)

	(3,999)	(294)	1	39	(4,253)
Total	31,240	6,051	1	38	37,330

As of December 31, 2021, the offsetting amount of deferred tax assets and deferred tax liabilities was RMB3,341 million (as of December 31, 2020: RMB2,585 million).
Deferred tax assets are recognized for deductible temporary differences and tax losses carry-forwards only to the extent that the realization of the related tax benefit through future taxable profits is probable. Certain subsidiaries of the Group did not recognize deferred tax assets of RMB12,953 million (2020: RMB11,284 million) in respect of deductible temporary differences and tax losses amounting to RMB68,571 million (2020: RMB58,154 million) that can be carried forward against future taxable income as of December 31, 2021. The deductible tax losses are allowed to be carried forward within next five years against future taxable profits, while those of high-tech enterprises are allowed to be within next ten years, and entities operating in Hong Kong can carry forward tax losses for unlimited period.